Document and Entity Information	Jul. 15, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 15, 2025
Entity Registrant Name	Phillip Street Middle Market Lending Fund LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01579
Entity Tax Identification Number	92-0758632
Entity Address Address Line 1	200 West Street
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10282
City Area Code	312
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001948368
Amendment Flag	false